CLIMATE EVENT AT GENERAL CERRI COMPLEX (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)
CLIMATE EVENT AT GENERAL CERRI COMPLEX [Abstract]
Loss related to event	$ 54,281,299
Property damage deductible amount		$ 1
Business interruption coverage waiting period	60 days	60 days
Amount received from insurance companies as advance payment towards final settlement	$ 3,306,624